Offerings - Offering: 1	Dec. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	4,402,513
Proposed Maximum Offering Price per Unit	81.64
Maximum Aggregate Offering Price	$ 359,421,161.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 49,636.07
Offering Note	Represents up to 4,402,513 shares of Common Stock, par value $1.00 per share (the "Common Stock"), of National Fuel Gas Company ("Registrant") that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the prospectus supplement to which this exhibit is attached. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. The Amount of Registration Fee is calculated in accordance with Rule 457(r) and relates to the Registration Statement on Form S-3 (No. 333-273926) filed by the Registrant on August 11, 2023. Pursuant to Rule 457(c) under the Securities Act, the Proposed Maximum Offering Price Per Unit is calculated on the basis of the average of the high and low prices per the Common Stock reported on the New York Stock Exchange on December 19, 2025, a date within five business days prior to the filing of the prospectus supplement to which the exhibit is attached.